UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	March 31, 2019 (Unaudited)

	Principal	Value
FANNIE MAE – (2.46%)
1.30%, 06/13/19	$3,000,000	$2,992,314
1.75%, 09/12/19	900,000	896,779
TOTAL FANNIE MAE – (Identified cost $3,889,093)		3,889,093
FEDERAL FARM CREDIT BANK – (10.15%)
2.4455% (1 month LIBOR – 4), 04/24/19 (a)	985,000	985,044
2.6718% (1 month LIBOR + 19), 05/16/19 (a)	3,625,000	3,626,150
1.45% , 06/06/19	2,000,000	1,996,266
1.60%, 06/06/19	2,000,000	1,997,035
2.6075% (3 month LIBOR – 13), 02/03/20 (a)	4,000,000	4,002,509
2.5428% (1 month LIBOR + 5), 02/10/20 (a)	3,405,000	3,407,119
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $16,014,123)		16,014,123
FEDERAL HOME LOAN BANK – (26.19%)
2.452% (3 month LIBOR – 34.5), 04/01/19 (a)	2,000,000	2,000,000
2.381% (1 month LIBOR – 11), 04/22/19 (a)	3,400,000	3,399,951
2.437% (3 month LIBOR – 16), 06/12/19 (a)	11,950,000	11,952,916
1.125%, 06/21/19	365,000	363,884
1.03%, 07/12/19	2,000,000	1,991,000
1.20%, 07/26/19	1,000,000	995,430
2.422% (1 month LIBOR – 6), 09/16/19 (a)	1,725,000	1,724,768
1.00%, 09/26/19	2,000,000	1,985,102
1.50%, 09/27/19	3,000,000	2,983,876
2.433% (1 month LIBOR – 5), 12/06/19 (a)	1,050,000	1,049,758
2.46% (SOFRRATE + 3), 12/06/19 (a)	4,000,000	4,000,000
1.25%, 12/30/19	5,000,000	4,952,663
2.391% (1 month LIBOR – 9), 02/07/20 (a)	2,100,000	2,098,459
2.15%, 02/14/20	1,855,000	1,848,184
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $41,345,991)		41,345,991
FREDDIE MAC – (5.64%)
1.75%, 05/30/19	500,000	499,360
2.63% (3 month LIBOR – 16.5), 07/05/19 (a)	8,402,000	8,403,810
TOTAL FREDDIE MAC – (Identified cost $8,903,170)		8,903,170
REPURCHASE AGREEMENTS – (51.00%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.70%, 04/01/19, dated 03/29/19, repurchase value of $31,556,099 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-10.00%, 04/20/19-12/20/68, total market value $32,179,980)	31,549,000	31,549,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $4,794,999 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.875%, 11/30/23, total market value $4,889,880)	4,794,000	4,794,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2019 (Unaudited)

	Principal	Value
REPURCHASE AGREEMENTS – (CONTINUED)
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.65%, 04/01/19, dated 03/29/19, repurchase value of $18,934,180 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-7.50%, 03/26/20-01/01/48, total market value $19,308,600)	$18,930,000	$18,930,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $25,245,258 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.60%-4.00%, 02/01/22-03/01/49, total market value $25,744,800)	25,240,000	25,240,000
	TOTAL REPURCHASE AGREEMENTS – (Identified cost $80,513,000)	80,513,000
Total Investments – (95.44%) – (Identified cost $150,665,377)		150,665,377
Other Assets Less Liabilities – (4.56%)		7,193,514
	Net Assets – (100.00%)	$157,858,891

(a)
The interest rates on floating rate securities, shown as of March 31, 2019, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The Fund in compliance with Rule 2a-7 of the Investment Company Act of 1940 ("1940 Act"), securities are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2019 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Short-term	$–	$70,152,377	$–	$70,152,377
Short-term securities	–	80,513,000	–	80,513,000
Total Investments	$–	$150,665,377	$–	$150,665,377

Federal Income Taxes

At March 31, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$–
Unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Aggregate cost	$150,665,377

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2019

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: May 30, 2019